S000006017 [Member] Shareholder Fees - Short-Term Treasury Portfolio - Class I	Jan. 31, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%